Investments in joint controlled entities and associates	12 Months Ended
Dec. 31, 2022
Investments in joint controlled entities and associates
Investments in joint controlled entities and associates
13 Investments in joint controlled entities and associates

The table below presents the positions of equity and income (loss) for the year:

	Equity	Net income (loss) for the year	Interest in share capital - %	Investment		Share of profit (loss) of joint ventures and associates
				12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2020
Joint ventures
União Vopak – Armazéns Gerais Ltda (1)	8,912	(7,760)	50	4,456	8,336	(3,880)	602	392
Refinaria de Petróleo Riograndense S.A. (2)	75,840	78,614	33	25,186	4,548	26,110	823	(21,788)
ConectCar Soluções de Mobilidade Eletrônica S.A. (3)	‐	‐	‐	‐	‐	‐	(18,081)	(21,638)
Latitude Logística Portuária S.A (4)	15,276	(1,716)	50	7,638	9,978	(2,339)	593	-
Navegantes Logística Portuária S.A (4)	69,749	(19,768)	33	23,250	22,289	(11,040)	(3,032)	(1,594)
Nordeste Logística I S.A. (4)	19,021	9,098	33	6,340	2,416	2,591	1,592	(1,409)
Nordeste Logística II S.A. (4)	58,246	(3,631)	33	19,415	13,256	(2,007)	(819)	(401)
Nordeste Logística III S.A (4)	51,113	799	33	17,038	10,566	(30)	255	626
Química da Bahia Indústria e Comércio S.A. (i)	7,040	(15)	50	3,520	3,528	(8)	‐	-
Associates
Transportadora Sulbrasileira de Gás S.A. (5)	15,593	10,733	25	3,898	3,204	2,771	552	1,846
Metalúrgica Plus S.A. (6)	(471)	(314)	33	(157)	(53)	(105)	(100)	(91)
Plenogás Distribuidora de Gás S.A. (6)	1,844	353	33	615	497	118	(4)	38
Other investments	‐	‐	‐	28	28	‐	(14)	(12)
Total investments				111,384	78,593	12,181	(17,634)	(44,031)
Total provision for equity deficit				(157)	‐
Total				111,227	78,593

The percentages in the table above are rounded.

(i)	The Company acquired a 50% interest in Química da Bahia on February 1, 2022. Until January 31, 2022, Química da Bahia was an associate of Oxiteno S.A.

(1)	The subsidiary Ultracargo Logística holds an interest in União Vopak – Armazéns Gerais Ltda. (“União Vopak”), which is primarily engaged in liquid bulk storage at the port of Paranaguá.
(2)	The Company holds an interest in Refinaria de Petróleo Riograndense S.A. (“RPR”), which is primarily engaged in oil refining.
(3)	The subsidiary IPP held an interest in ConectCar, which is primarily engaged in automatic payment of tolls and parking. On June 25, 2021, the sale of ConectCar to Porto Seguro S.A., through its subsidiary Portoseg S.A. – Crédito, Financiamento e Investimento, was announced. The transactions were completed on October 1, 2021. The sale value of the 50% interest in the subsidiary IPP was R$ 165 million, and, after adjustments resulting from changes in working capital and net debt position, totaled R$ 158 million.
(4)	The subsidiary IPP participates in the port concession BEL02A at the port of Miramar, in Belém (PA), through Latitude Logística Portuária S.A. (“Latitude”); for the port of Vitória (ES), it participates through Navegantes Logística Portuária S.A. (“Navegantes”); in Cabedelo (PB), it holds an interest in Nordeste Logística I S.A. ("Nordeste Logística I"), Nordeste Logística II S.A. ("Nordeste Logística II”) and Nordeste Logística III S.A. (“Nordeste Logística III”).
(5)	The subsidiary IPP holds an interest in Transportadora Sulbrasileira de Gás S.A. (“TSB”), which is primarily engaged in natural gas transportation services.
(6)	The subsidiary Cia. Ultragaz holds an interest in Metalúrgica Plus S.A. (“Metalplus”), which is primarily engaged in the manufacture and trading of LPG containers and has interest in Plenogás Distribuidora de Gás S.A. (“Plenogás”), which is primarily engaged in the marketing of LPG containers. Currently, the associates have their operational activities suspended.

The table below presents the full amounts of statements of financial position and statements of income of joint ventures:

	12/31/2022
	União Vopak	RPR	Química da Bahia	Latitude Logística	Navegantes Logística	Nordeste Logística I	Nordeste Logística II	Nordeste Logística III
Current assets	3,164	615,563	382	9,526	4,358	20,604	38,951	25,598
Non-current assets	7,454	156,788	9,767	67,774	179,377	23,146	40,806	49,800
Current liabilities	1,378	432,502	-	13,112	40,675	6,183	10,915	7,871
Non-current liabilities	328	263,999	3,109	48,912	73,311	18,546	10,596	16,414
Equity	8,912	75,850	7,040	15,276	69,749	19,021	58,246	51,113
Net revenue	3,408	3,215,987	-	12,722	-	20,631	3,205	12,799
Costs, operating expenses, gain (loss) on disposal of property, plant and equipment and intangibles and other operating income (expenses)	(13,412)	(3,085,140)	(15)	(9,864)	(11,360)	(7,901)	(7,367)	(10,720)
Finance income (costs), income and social contribution taxes	2,244	(52,248)	-	(4,574)	(8,408)	(3,632)	531	(1,280)
Net income (loss) for the year	(7,760)	78,599	(15)	(1,716)	(19,768)	9,098	(3,631)	799
Number of shares or units held	29,995	5,078,888	1,493,122	9,384,693	37,998,195	984,587	22,393,571	16,977,737
Interest in share capital - %	50	33	50	50	33	33	33	33

	12/31/2021
	União Vopak	RPR	ConectCar (i)	Latitude Logística	Navegantes Logística	Nordeste Logística I	Nordeste Logística II	Nordeste Logística III
Current assets	10,068	273,029	171,894	18,798	5,393	52,022	36,958	17,458
Non-current assets	9,696	179,652	177,217	50,215	167,170	18,346	17,279	49,439
Current liabilities	2,824	354,001	174,030	9,151	256	46,615	1,418	13,960
Non-current liabilities	268	84,980	18,883	39,906	105,440	16,504	13,052	21,239
Equity	16,672	13,700	156,198	19,956	66,867	7,249	39,767	31,698
Net revenue	17,660	2,092,786	60,436	5,895	-	11,625	2,016	7,561
Costs, operating expenses, gain (loss) on disposal of property, plant and equipment and intangibles and other operating income (expenses)	(16,144)	(2,105,544)	(97,095)	(2,591)	(1,579)	(3,260)	(3,980)	(5,030)
Finance income (costs), income and social contribution taxes	(312)	15,235	497	(2,118)	(7,517)	(3,589)	(494)	(1,765)
Net income (loss) for the year	1,204	2,477	(36,162)	1,186	(9,096)	4,776	(2,458)	766
Number of shares or units held	29,995	5,078,888	263,768,000	4,383,881	22,298,195	681,637	3,933,265	4,871,241
Interest in share capital - %	50	33	50	50	33	33	33	33

The percentages in the table above are rounded.

(i)  The balances presented refer to September 30, 2021, due to the completion of the sale of ConectCar on October 1, 2021.

	12/31/2020
	União Vopak	RPR	ConectCar	Navegantes Logística	Nordeste Logística I	Nordeste Logística II	Nordeste Logística III
Net revenue from sales and services	15,666	1,455,668	91,096	-	-	-	-
Costs, operating expenses and income	(14,408)	(1,531,652)	(134,961)	(3,480)	(4,225)	(1,203)	1,878
Net finance income and income and social contribution taxes	(474)	10,361	589	(1,301)	-	-	-
Net income (loss)	784	(65,623)	(43,276)	(4,781)	(4,226)	(1,203)	1,878
Number of shares or units held	29,995	5,078,888	248,768,000	22,298,195	681,637	3,933,265	4,871,241
% of capital held	50	33	50	33	33	33	33

The percentages in the table above are rounded.

The table below presents the statements of financial position and statements of income of associates:

	12/31/2022
	Transportadora Sulbrasileira de Gás S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.
Current assets	8,598	6	617
Non-current assets	10,420	-	1,949
Current liabilities	2,824	29	167
Non-current liabilities	601	448	555
Equity	15,593	(471)	1,844
Net revenue	18,250	-	-
Costs, operating expenses, gain (loss) on disposal of property, plant and equipment and intangibles and other operating income (expenses)	(7,593)	(245)	356
Finance income (costs) and income tax	76	(69)	(3)
Net income (loss) for the year	10,733	(314)	353
Number of shares or units held	20,124,996	3,000	1,384,308
Interest in share capital - %	25	33	33

	12/31/2021
	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.
Current assets	7,685	90,156	14	47	568
Non-current assets	11,611	70,496	10,151	126	1,804
Current liabilities	5,875	44,408	-	28	158
Non-current liabilities	601	7,562	3,109	303	724
Equity	12,820	108,682	7,056	(158)	1,490
Net revenue	15,126	69,611	-	-	-
Costs, operating expenses, gain (loss) on disposal of property, plant and equipment and intangibles and other operating income (expenses)	(12,691)	(68,390)	(28)	(239)	18
Finance income (costs) and income tax	(226)	(904)	-	(61)	(31)
Net income (loss) for the year	2,209	317	(28)	(300)	(13)
Number of shares or units held	20,124,996	1,987	1,493,120	3,000	1,384,308
Interest in share capital - %	25	15	50	33	33

	12/31/2020
	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.
Net revenue from sales and services	14,295	58,677	-	-	-
Costs, operating expenses and income	(6,475)	(54,163)	(24)	(212)	396
Net finance income and income and social contribution taxes	(437)	(1,770)	-	(60)	(39)
Net income (loss)	7,383	2,744	(24)	(272)	357
Number of shares or units held	20,124,996	1,987	1,493,120	3,000	1,384,308
% of capital held	25	15	50	33	33

Balances and changes in investments in joint ventures and associates are as follows:

	Joint ventures	Associates	Total
Balance as of December 31, 2021 (i)	71,389	7,204	78,593
Share of profit (loss) of joint ventures and associates	9,397	2,784	12,181
Dividends	(4,298)	(2,076)	(6,374)
Valuation adjustments	267	‐	267
Actuarial loss ofpost-employment benefits of subsidiaries, net of income and social contribution taxes	(1,440)	‐	(1,440)
Capital increase in cash	28,000	‐	28,000
Shareholder transactions - changes of interest	3,528	(3,528)	‐
Balance as of December 31, 2022 (i)	106,843	4,384	111,227

	Joint ventures	Associates	Total
Balance as of December 31, 2020 (i)	137,004	25,616	162,620
Share of profit (loss) of joint ventures and associates from continuing operations	(18,068)	434	(17,634)
Share of profit (loss) of joint ventures and associates from discontinued operations	‐	48	48
Dividends	‐	(998)	(998)
Valuation adjustments	99	‐	99
Actuarial gain of post-employment benefits of subsidiaries, net of income and social contribution taxes	5,723	‐	5,723
Capital increase in cash	30,697	‐	30,697
Capital decrease	(5,001)	(1,500)	(6,501)
Shareholder transactions - changes of interest	(966)	‐	(966)
Write-off of investment	(78,099)	‐	(78,099)
Reclassification to assets held for sale	‐	(16,396)	(16,396)
Balance as of December 31, 2021 (i)	71,389	7,204	78,593

	Joint ventures	Associates	Total
Balance as of December 31, 2019 (i)	153,076	25,778	178,854
Share of profit (loss) of joint ventures and associates from continuing operations	(45,812)	1,781	(44,031)
Share of profit (loss) of joint ventures and associates from discontinued operations	-	414	414
Dividends	-	(2,357)	(2,357)
Capital increase	29,203	-	29,203
Capital decrease (ii)	(363)	-	(363)
Other reserves	1,065	-	1,065
Proposed dividends	(165)	-	(165)
Balance as of December 31, 2020 (i)	137,004	25,616	162,620

(i) Investments in subsidiaries, joint ventures and associates net of provision for negative equity.

(ii) Refers to reimbursement of expenses that preceded the port area auctions and that were apportioned among the other members of the consortium.